Document And Entity Information	3 Months Ended
Jun. 30, 2018
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Jun. 30, 2018
Entity Registrant Name	Bionik Laboratories Corp.
Entity Central Index Key	0001508381
Entity Filer Category	Smaller Reporting Company